UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-8399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

R. Wesley Burns,

840 Newport Center Drive,

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: December 31

Date of reporting period: July 1, 2003 – June 30, 2004

Item 1. Proxy Voting Record

The Proxy Voting Record, stated below, encompasses all Portfolios in the PIMCO Variable Insurance Trust (“PVIT”) except the following Portfolios: All Asset Portfolio, Emerging Markets Bond Portfolio, Long-Term U.S. Government Portfolio, Money Market Portfolio, and Real Return Portfolio, in which there were no proxy votes to report.

	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Fund Name	Issuer Name	Exchange Ticker Symbol	CUSIP or ISIN	Security Holder Meeting Date	Matter Voted On	Issuer or Security Holder Proposal	Vote Cast(Y/N)	Voting Result: For, Against, Abstain	Vote Cast “For” or “Against” Management or “Abstain”
Foreign Bond Portfolio (U.S. Dollar-Hedged)

	Washington Mutual	N/A	929227TS5	07/18/03	Consent to Amend Pooling And Service Agreement	Issuer	Y	For	For

Global Bond Portfolio (Unhedged)

	Washington Mutual	N/A	929227TS5	07/18/03	Consent to Amend Pooling And Service Agreement	Issuer	Y	For	For

High Yield Portfolio

	Eircom	N/A	28257PAC9	02/04/04	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Eircom	N/A	28257PAB1	02/04/04	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Valentia	N/A	XS0178927389	02/04/04	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Healthsouth Corp.	N/A	421924AR2	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	Abstain	Abstain
	Healthsouth Corp.	N/A	421924AX9	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	Abstain	Abstain
	Cadmus Communications	N/A	127587AB9	N/A	Consent to the proposed amendment in the Indenture	Issuer	Y	For	For
	Extendicare Health	N/A	302244AC2	N/A	Consent to the proposed amendment in the Indenture	Issuer	Y	For	For
	Extended Stay America	N/A	30224PAE1	N/A	Consent to the proposed amendment in the Indenture	Issuer	Y	For	For
	Triad Hospital	N/A	89579KAB5	N/A	Consent to the proposed amendment in the Indenture	Issuer	Y	For	For
	Merisant Co.	N/A	58984WAA5	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	Abstain	Abstain
	Williams Co.	N/A	969457AQ3	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	CMS Panhandle Holding Co.	N/A	12589YAD1	N/A	Consent to the amendments in the Indenture	Issuer	Y	For	For
	CMS Panhandle Holding Co.	N/A	12589YAF6	N/A	Consent to the amendments in the Indenture	Issuer	Y	For	For
	Jet Equipment Trust	N/A	477122AN5	07/25/03	Consent to the amendments in the Indenture	Issuer	Y	For	For
	WorldCOM	N/A	98155KAJ1	08/26/03	Consent to adopt proposed plan of reorganization	Issuer	Y	For	For
	WorldCOM	N/A	98157DAK2	08/26/03	Consent to adopt proposed plan of reorganization	Issuer	Y	For	For
	Hollinger Participation	N/A	435573AA8	10/17/03	Consent to implement call schedule	Issuer	Y	For	For
	Crown Castle	N/A	228227AF1	N/A	Consent to the amendments in the Indenture	Issuer	Y	For	For
	Crown Castle	N/A	228227AD6	N/A	Consent to the amendments in the Indenture	Issuer	Y	For	For
	Garden States Newspapers	N/A	365438AD2	N/A	Consent to the amendments in the Indenture	Issuer	Y	For	For
	QWEST	N/A	74913EAJ9	N/A	Consent to the amendments in the Indenture	Issuer	Y	Abstain	Abstain
	QWEST	N/A	74913EAE0	N/A	Consent to the amendments in the Indenture	Issuer	Y	Abstain	Abstain
	QWEST	N/A	74913EAH3	N/A	Consent to the amendments in the Indenture	Issuer	Y	Abstain	Abstain
	Beverly Enterprises, Inc.	N/A	087851AQ4	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Tom Brown, Inc.	N/A	115758AA2	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Healthsouth Corporation	N/A	421924AX9	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Hollinger International	N/A	435572AE2	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	Abstain	Abstain

Low Duration Portfolio

	Pacific Gas & Electric	N/A	694308FT9	09/23/03	Consent to proposed settlement agreement	Issuer	Y	For	For

Short-Term Portfolio

	Washington Mutual	N/A	929227TS5	07/18/03	Consent to Amend Pooling And Service Agreement	Issuer	Y	For	For

StocksPLUS Growth and Income Portfolio

	Enron	N/A	29357YAA1	N/A	Consent to the proposed bankruptcy amendments	Issuer	Y	For	For

Total Return Portfolio

	Washington Mutual	N/A	929227TS5	07/18/03	Consent to Amend Pooling And Service Agreement	Issuer	Y	For	For
	Pacific Gas & Electric	N/A	694308FT9	09/23/03	Consent to proposed settlement agreement	Issuer	Y	For	For
	QWEST	N/A	74913EAH3	N/A	Consent to the amendments in the Indenture	Issuer	Y	Abstain	Abstain

Total Return Portfolio II

	Merrill Lynch Mortgage Investors	N/A	589929VD7	07/25/03	Consent to waive the Servicing Termination Event	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO VARIABLE INSURANCE TRUST

By:	/s/ R. Wesley Burns
R. Wesley Burns, Principal Executive Officer

Date: August 24, 2004

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